Employee benefits (Details 11) - Industrias Quimicas Falcon de Mexico Pension plan [Member] - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Disclosure of defined benefit plans [line items]
Defined benefit obligations at the beginning of the year	₨ 234	₨ 223
Current service cost	13	11	₨ 13
Interest on defined obligations	21	25
Re-measurements due to:
Actuarial loss/(gain) due to change in financial assumptions	24	50
Actuarial loss/(gain) due to experience changes	19	(8)
Benefits paid	(32)	(41)
Foreign exchanges differences	28	(26)
Defined benefit obligations at the end of the year	₨ 307	₨ 234	₨ 223